SUPPLEMENT TO THE ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Small Cap Fund (formerly Wells Fargo Intrinsic Small Cap Value Fund) (the “Fund”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.52%
Fee Waivers	(0.37)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.15%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$117
3 Years	$406
5 Years	$757
10 Years	$1,748
Effective immediately, the Fund’s Average Annual Total Returns table in the section entitled “Fund Summary - Performance” is hereby replaced with the following:

Average Annual Total Returns for the periods ended 12/31/2019
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	4/8/2005	27.98%	6.63%	10.42%
Administrator Class (after taxes on distributions)	4/8/2005	25.98%	6.23%	10.21%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	17.77%	5.16%	8.62%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)[1]		25.52%	8.23%	11.83%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		22.39%	6.99%	10.56%
1.	The Fund has changed its benchmark from the Russell 2000® Value Index to the Russell 2000® Index to more accurately reflect the strategy of the Fund.

February 16, 2021	SCAM021/P203SP2